Trading Property (Tables)	12 Months Ended
Dec. 31, 2018
Trading Property [Abstract]
Schedule of composition
	December 31
	2018	2017
	NIS in thousands

Balance as of January, 1	492,619	1,310,549

Construction costs	-	7,895
Disposal during the year (1)	(11,836)	(736,484)
Write-down to net realizable value (see b below)	(107,009)	(92,398)
Deconsolidation of PC and EPI (see Note 19 b)	(382,033)	-
Foreign currency translation adjustments	8,259	3,057

Balance as of December, 31	-	492,619

(1)	On December 24, 2018 PC has signed a definitive agreement for the sale of its (indirectly) 100% stake (on an “as is” basis) in a circa 15,000 sqm plot in Athens, Greece, for consideration of EUR 1 million (NIS 4.3 million).

Schedule of write down trading properties per project
	December 31
	2018	2017
Project name (City, Country)	NIS in thousands

Chennai (Kadavantara, India) - see Note 6(a)(2)(a)	-	7,879
Bangalore (Aayas, India) - see Note 6(a)(2)(b)	(13,939)	35,178
Helios Plaza (Athens, Greece)	4,867	-
Lodz Plaza (Lodz, Poland)	8,275	4,983
Krusevac (Krusevac, Serbia)	1,277	1,661
Casa radio (Bucharest, Romania) (See c1 below)	103,760	41,946
Lodz residential (Lodz, Poland)	429	415
BAS (Romania)	2,340	-
Arena Plaza extention (Budapest, Hungary)	-	336

	107,009	92,398

Change in provision in respect to PAB	5,298	(1,641)

	112,307	90,757

Schedule of net realizable value of the property
Risk category	Rate	Comments
Asset risk	7.63%	7.25% Prime Yield - the prime real estate yield as a basis for the computation of the discount rate since this risk reflects investors’ sentiment regarding the country risk as well as liquidity/industry risk; and

0.38% Submarket risk - based on relevant transactions recently closed but as well as considering current market sentiment, the respective prime yield was adjusted, for each asset class planned to be developed on the site

		The overall estimated transaction yield is resulting from the weighted average, for each asset class, between the expected GLA and its respective transaction yield.
Approval risk	0.00%	The assessment assumed that all authorizations will be obtained therefore no risk was considered in this respect.
Project risk	1.75%	Considering the legal specificities of the transaction (PPP legal framework), the potential delays in obtaining all authorizations/approvals as well as the potential findings during the due diligence phase, a component of construction risk as well inherent to a development project - it was assumed an overall project risk of 1.75%
Counterparty risk	5.00%	Considering the macroeconomic instability, the end of the ECB’s quantitative easing, the recent widening spread, the forecasted interest rate growth as well as local financing conditions, an estimated of 5% counterparty risk for this transaction.
Discount rate	14.38%